Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories

NOTE 4 – INVENTORIES

At December 31, 2015 and 2014, inventories consisted of the following:

	December 31,
	2015	2014
Raw materials	$86,644	$79,776
Work in process	209,832	84,930
Finished goods	1,488,519	1,095,869
		1,260,575
Less: reserve for obsolete inventory	-	-
	$1,784,995	$1,260,575

For the years ended December 31, 2015, 2014 and 2013, the Company did not make any reserve for obsolete inventory.